UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Michael W. Stockton

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
July 31, 2016
unaudited
Common stocks 56.25% Consumer staples 9.20%	Shares	Value (000)
Philip Morris International Inc.	2,644,400	$265,128
Imperial Brands PLC	3,010,000	158,686
Altria Group, Inc.	1,852,200	125,394
Thai Beverage PCL	154,325,407	119,137
Nestlé SA	1,094,000	87,705
British American Tobacco PLC	1,217,950	77,766
Coca-Cola Co.	1,545,000	67,408
Reynolds American Inc.	607,000	30,386
Japan Tobacco Inc.	573,700	22,631
		954,241
Health care 6.81%
Novartis AG	2,048,450	169,718
Amgen Inc.	847,824	145,851
GlaxoSmithKline PLC	4,785,100	106,898
Thermo Fisher Scientific Inc.	357,200	56,738
Stryker Corp.	447,200	52,000
AbbVie Inc.	690,300	45,718
Gilead Sciences, Inc.	532,100	42,286
UnitedHealth Group Inc.	260,000	37,232
Medtronic PLC	246,000	21,557
Team Health Holdings, Inc.[1]	407,000	16,622
Grifols, SA, Class B, preferred non-voting, non-registered shares	720,000	12,103
		706,723
Energy 6.38%
Canadian Natural Resources, Ltd.	3,503,000	106,084
Royal Dutch Shell PLC, Class A (GBP denominated)	2,385,859	61,383
Royal Dutch Shell PLC, Class B	981,920	26,017
Enbridge Inc. (CAD denominated)	2,080,559	85,587
Eni SpA	3,464,000	52,979
Suncor Energy Inc.	1,940,800	52,234
ConocoPhillips	1,247,500	50,923
Exxon Mobil Corp.	540,500	48,078
BP PLC	6,591,577	37,237
Denbury Resources Inc.	10,587,000	30,702
Kinder Morgan, Inc.	1,420,000	28,869
Schlumberger Ltd.	292,600	23,560
EOG Resources, Inc.	266,000	21,732
Golar LNG Ltd.	1,103,000	18,707
Chesapeake Energy Corp.[1]	3,150,000	17,073
		661,165
Financials 6.34%
UBS Group AG	7,244,000	99,781
Prudential PLC	3,227,700	57,027
HDFC Bank Ltd.[2]	2,444,365	53,405
American Funds Global Balanced Fund — Page 1 of 17

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Crown Castle International Corp.	493,777	$47,911
Siam Commercial Bank PCL	10,245,000	46,622
Royal Bank of Canada	763,000	46,511
Société Générale	1,115,000	38,089
Barclays PLC	17,330,162	35,447
U.S. Bancorp	800,000	33,736
Lamar Advertising Co., Class A	364,000	24,701
American Campus Communities, Inc.	426,300	23,050
Ventas, Inc.	301,000	22,924
AIA Group Ltd.	3,074,400	19,040
Citigroup Inc.	425,000	18,619
Credit Suisse Group AG	1,572,528	18,091
JPMorgan Chase & Co.	255,000	16,312
HSBC Holdings PLC (HKD denominated)	2,155,645	14,045
CME Group Inc., Class A	137,000	14,007
Link Real Estate Investment Trust	1,662,600	12,408
RSA Insurance Group PLC	1,485,800	9,787
BNP Paribas SA	122,312	6,065
		657,578
Utilities 4.99%
SSE PLC	6,520,024	130,815
Exelon Corp.	1,975,000	73,628
Iberdrola, SA, non-registered shares	9,346,500	64,211
Iberdrola, SA, non-registered shares, interim shares[1,2]	207,699	1,427
Dominion Resources, Inc.	796,200	62,120
National Grid PLC	2,790,764	40,000
Duke Energy Corp.	452,300	38,712
Cheung Kong Infrastructure Holdings Ltd.	3,476,000	30,735
Engie SA	1,759,010	28,958
CMS Energy Corp.	618,000	27,921
EDP - Energias de Portugal, SA	3,600,000	12,348
Glow Energy PCL	2,862,000	7,046
		517,921
Information technology 4.78%
Alphabet Inc., Class C1	75,506	58,048
Alphabet Inc., Class A1	49,700	39,330
Intel Corp.	2,002,000	69,790
Alibaba Group Holding Ltd. (ADR)[1]	584,100	48,176
Tencent Holdings Ltd.	1,655,000	39,784
Accenture PLC, Class A	295,000	33,279
Oracle Corp.	788,800	32,372
Kakaku.com, Inc.	1,496,000	31,405
Western Union Co.	1,530,000	30,600
Keyence Corp.	42,000	30,016
Nintendo Co., Ltd.	94,700	19,959
Broadcom Ltd.	114,400	18,530
Samsung Electronics Co., Ltd.	13,190	18,122
Motorola Solutions, Inc.	241,000	16,721
Tech Mahindra Ltd.	1,256,879	9,156
		495,288
American Funds Global Balanced Fund — Page 2 of 17

unaudited
Common stocks Telecommunication services 4.29%	Shares	Value (000)
Verizon Communications Inc.	3,998,055	$221,532
Singapore Telecommunications Ltd.	12,150,000	37,881
Bharti Infratel Ltd.	4,700,000	27,743
BCE Inc.	575,000	27,538
SoftBank Group Corp.	490,000	27,387
TELUS Corp.	811,570	27,147
China Mobile Ltd.	2,189,000	26,987
Intouch Holdings PCL	12,790,000	22,033
KDDI Corp.	605,900	18,676
CenturyLink, Inc.	270,500	8,505
		445,429
Industrials 3.52%
Boeing Co.	430,000	57,474
Union Pacific Corp.	612,000	56,947
General Electric Co.	1,203,000	37,461
General Dynamics Corp.	232,100	34,093
Norfolk Southern Corp.	374,900	33,659
Alliance Global Group, Inc.	72,000,000	24,698
CSX Corp.	840,000	23,797
Nielsen Holdings PLC	359,798	19,379
Bureau Veritas SA	720,000	15,640
Industries Qatar QSC	503,000	14,753
CK Hutchison Holdings Ltd.	1,121,760	13,128
ASSA ABLOY AB, Class B	528,000	11,588
United Technologies Corp.	104,300	11,228
Bunzl PLC	197,300	6,175
COSCO Pacific Ltd.	3,056,000	3,151
Babcock International Group PLC	122,700	1,575
		364,746
Consumer discretionary 3.23%
Netflix, Inc.[1]	892,150	81,409
Kering SA	380,000	72,180
General Motors Co.	1,375,000	43,367
Amazon.com, Inc.[1]	32,200	24,434
Mahindra & Mahindra Ltd.	1,088,000	23,824
MGM Resorts International[1]	891,300	21,373
Galaxy Entertainment Group Ltd.	5,244,000	17,438
Wyndham Worldwide Corp.	197,000	13,991
William Hill PLC	2,732,960	11,571
Barratt Developments PLC	1,503,754	8,707
Kingfisher PLC	1,843,740	8,206
Daily Mail and General Trust PLC, Class A, non-voting	860,000	8,172
		334,672
Materials 2.04%
Fortescue Metals Group Ltd.	21,572,904	72,627
International Flavors & Fragrances Inc.	325,000	43,306
Croda International PLC	687,448	30,251
Amcor Ltd.	2,013,350	22,981
Celanese Corp., Series A	252,818	16,034
American Funds Global Balanced Fund — Page 3 of 17

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Vale SA, Class A, preferred nominative (ADR)	2,925,000	$13,484
Rio Tinto PLC	398,000	12,966
		211,649
Miscellaneous 4.67%
Other common stocks in initial period of acquisition		484,233
Total common stocks (cost: $5,325,888,000)		5,833,645
Convertible stocks 0.20% Energy 0.20%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	427,000	20,838
Total convertible stocks (cost: $15,341,000)		20,838
Bonds, notes & other debt instruments 35.65% Bonds & notes of governments & government agencies outside the U.S. 14.02%	Principal amount (000)
Australia (Commonwealth of), Series 136, 4.75% 2027	A$4,300	4,160
Belgium (Kingdom of), Series 77, 1.00% 2026	€16,200	19,692
Bermuda 4.854% 2024[3]	$7,075	7,747
Canada 2.25% 2025	C$15,000	12,787
Colombia (Republic of) 4.50% 2026	$14,740	15,805
Colombia (Republic of), Series B, 5.00% 2018	COP24,327,600	7,618
Colombia (Republic of), Series B, 7.50% 2026	56,930,000	18,477
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	3,264
French Republic O.A.T. 1.75% 2024	€25,140	32,441
French Republic O.A.T. 2.25% 2024	5,550	7,385
French Republic O.A.T. 3.25% 2045	8,100	14,664
Germany (Federal Republic of) 1.75% 2020[4]	6,811	8,386
Germany (Federal Republic of) 2.00% 2022	17,000	21,673
Germany (Federal Republic of) 0.10% 2023[4]	1,973	2,382
Germany (Federal Republic of) 2.50% 2044	17,300	30,669
Germany (Federal Republic of) 2.50% 2046	24,800	44,786
India (Republic of) 7.28% 2019	INR575,100	8,678
India (Republic of) 8.83% 2023	407,200	6,634
India (Republic of) 8.60% 2028	740,900	12,129
India (Republic of) 9.20% 2030	360,900	6,219
Indonesia (Republic of) 4.875% 2021	$5,850	6,437
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,650
Indonesia (Republic of) 3.75% 2022	4,895	5,127
Indonesia (Republic of) 3.375% 2023	640	654
Indonesia (Republic of) 4.75% 2026	4,800	5,355
Ireland (Republic of) 3.90% 2023	€15,930	22,388
Ireland (Republic of) 3.40% 2024	10,500	14,596
Ireland (Republic of) 5.40% 2025	10,670	17,054
Ireland (Republic of) 1.00% 2026	25,530	30,163
Ireland (Republic of) 2.00% 2045	4,200	5,727
Israel (State of) 5.50% 2042	ILS34,300	13,393
Italy (Republic of) 1.45% 2022	€13,675	16,131
Italy (Republic of) 5.50% 2022	3,100	4,499
Italy (Republic of) 4.75% 2023	2,600	3,720
Italy (Republic of) 4.50% 2024	16,850	23,900
Italy (Republic of) 3.50% 2030	13,090	18,341
American Funds Global Balanced Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 315, 1.20% 2021	¥3,465,000	$36,392
Japan, Series 326, 0.70% 2022	3,175,000	33,083
Japan, Series 325, 0.80% 2022	480,000	5,018
Japan, Series 17, 0.10% 2023[4]	242,050	2,517
Japan, Series 329, 0.80% 2023	2,460,000	25,933
Japan, Series 19, 0.10% 2024[4]	1,454,160	15,256
Japan, Series 18, 0.10% 2024[4]	696,320	7,244
Japan, Series 337, 0.30% 2024	2,340,000	23,989
Japan, Series 336, 0.50% 2024	1,460,000	15,219
Japan, Series 20, 0.10% 2025[4]	653,690	6,871
Japan, Series 116, 2.20% 2030	829,000	10,597
Japan, Series 145, 1.70% 2033	3,760,000	46,787
Japan, Series 150, 1.40% 2034	660,000	7,932
Japan, Series 21, 2.30% 2035	845,000	11,618
Japan, Series 36, 2.00% 2042	200,000	2,804
Japan, Series 42, 1.70% 2044	1,115,000	15,117
Japan, Series 47, 1.60% 2045	1,030,000	13,792
Lithuania (Republic of) 7.375% 2020	$2,900	3,422
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,221
Malaysia (Federation of), Series 0515, 3.759% 2019	MYR35,950	9,024
Malaysia (Federation of), Series 0315, 3.659% 2020	13,400	3,377
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,412
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	4,022
Malaysia (Federation of), Series 0116, 3.80% 2023	26,200	6,599
Malaysia (Federation of), Series 0115, 3.955% 2025	38,300	9,626
Malaysia (Federation of), Series 0316, 3.90% 2026	43,000	10,852
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	12,868
Morocco (Kingdom of) 4.25% 2022	$5,700	6,126
Morocco (Kingdom of) 4.25% 2022[3]	500	537
Morocco (Kingdom of) 5.50% 2042	3,500	4,007
Netherlands (Kingdom of the) 1.00% 2017	1,900	1,903
Netherlands (Kingdom of the) 2.25% 2022	€7,915	10,303
Netherlands (Kingdom of the) 2.00% 2024	3,000	3,963
Norway (Kingdom of) 4.25% 2017	NKr4,850	592
Norway (Kingdom of) 3.75% 2021	50,800	6,934
Norway (Kingdom of) 3.00% 2024	67,500	9,309
Peru (Republic of) 2.75% 2026	€4,000	4,967
Peru (Republic of) 4.125% 2027	$3,600	4,014
Peru (Republic of) 5.625% 2050	375	476
Philippines (Republic of the) 4.95% 2021	PHP155,000	3,529
Philippines (Republic of the) 3.90% 2022	275,000	6,033
Poland (Republic of) 2.75% 2023[4]	PLN19,759	5,648
Poland (Republic of), Series 1017, 5.25% 2017	60,875	16,324
Poland (Republic of), Series 1020, 5.25% 2020	110,900	32,101
Poland (Republic of), Series 1021, 5.75% 2021	97,900	29,361
Poland (Republic of), Series 0922, 5.75% 2022	54,490	16,641
Poland (Republic of), Series 1023, 4.00% 2023	69,000	19,349
Poland (Republic of), Series 0725, 3.25% 2025	50,500	13,421
Poland (Republic of), Series 0726, 2.50% 2026	48,970	12,184
Russian Federation 6.20% 2018	RUB193,400	2,818
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR180,405	12,622
South Africa (Republic of), Series R-214, 6.50% 2041	138,250	7,232
Spain (Kingdom of) 2.75% 2024	€11,875	15,330
Spain (Kingdom of) 1.30% 2026	21,490	24,514
Spain (Kingdom of) 1.95% 2026	4,250	5,164
American Funds Global Balanced Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.125% 2017[3]	$1,000	$1,011
Qatar (State of) 5.25% 2020	1,300	1,446
Qatar (State of) 4.50% 2022[3]	1,000	1,114
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr159,000	20,991
Turkey (Republic of) 4.557% 2018	$11,600	11,808
United Kingdom 4.75% 2020	£25	39
United Kingdom 3.75% 2021	2,850	4,433
United Kingdom 1.75% 2022	7,700	11,032
United Kingdom 2.25% 2023	2,250	3,349
United Kingdom 2.00% 2025	49,850	73,564
United Kingdom 5.00% 2025	1,550	2,809
United Kingdom 1.50% 2026	6,450	9,102
United Kingdom 3.25% 2044	19,750	36,011
United Kingdom 4.25% 2046	2,520	5,522
United Mexican States 4.125% 2026	$17,440	18,983
United Mexican States 4.75% 2044	6,600	7,078
United Mexican States, Series M10, 7.75% 2017	MXN32,000	1,775
United Mexican States, Series M, 8.00% 2020	146,000	8,459
United Mexican States, Series M, 6.50% 2021	568,500	31,457
United Mexican States, Series M20, 10.00% 2024	724,700	49,276
United Mexican States, Series M, 5.75% 2026	468,400	24,677
United Mexican States, Series M30, 10.00% 2036	128,400	9,686
United Mexican States, Series M30, 8.50% 2038	264,000	17,566
United Mexican States Government 4.00% 2019[4]	103,056	5,817
United Mexican States Government 4.00% 2040[4]	33,086	2,026
		1,453,756
U.S. Treasury bonds & notes 11.89% U.S. Treasury 9.70%
U.S. Treasury 7.50% 2016	$2,650	2,705
U.S. Treasury 0.875% 2017	25,700	25,772
U.S. Treasury 1.00% 2017[5]	8,100	8,128
U.S. Treasury 1.25% 2018	4,800	4,859
U.S. Treasury 3.50% 2018	31,655	33,038
U.S. Treasury 0.875% 2019	26,500	26,596
U.S. Treasury 1.50% 2019	17,200	17,579
U.S. Treasury 1.50% 2019	10,100	10,314
U.S. Treasury 1.625% 2019	34,050	34,897
U.S. Treasury 1.625% 2019	12,750	13,085
U.S. Treasury 1.625% 2019	9,750	9,980
U.S. Treasury 1.625% 2019	4,960	5,087
U.S. Treasury 1.625% 2019	4,000	4,101
U.S. Treasury 1.75% 2019	16,900	17,399
U.S. Treasury 1.125% 2020	5,200	5,249
U.S. Treasury 1.25% 2020	65,650	66,546
U.S. Treasury 1.375% 2020	48,700	49,565
U.S. Treasury 1.375% 2020	32,550	33,112
U.S. Treasury 1.375% 2020	12,850	13,073
U.S. Treasury 1.50% 2020	5,950	6,084
U.S. Treasury 1.625% 2020	21,400	21,996
U.S. Treasury 1.625% 2020	4,000	4,109
U.S. Treasury 1.625% 2020	1,080	1,109
U.S. Treasury 1.75% 2020	57,000	58,878
U.S. Treasury 2.125% 2020	5,900	6,179
U.S. Treasury 1.25% 2021	75,300	76,125
American Funds Global Balanced Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2021	$12,700	$13,361
U.S. Treasury 3.125% 2021	875	961
U.S. Treasury 2.75% 2023	24,270	26,743
U.S. Treasury 2.25% 2024	9,100	9,721
U.S. Treasury 2.50% 2024	54,450	59,138
U.S. Treasury 2.00% 2025	18,385	19,267
U.S. Treasury 2.125% 2025	20,240	21,421
U.S. Treasury 1.625% 2026	41,390	42,034
U.S. Treasury 4.625% 2040	2,800	4,179
U.S. Treasury 3.625% 2044	16,445	21,629
U.S. Treasury 2.875% 2045	63,835	73,279
U.S. Treasury 3.00% 2045	30,820	36,255
U.S. Treasury 2.50% 2046	71,118	75,864
U.S. Treasury 2.50% 2046	43,518	46,510
		1,005,927
U.S. Treasury inflation-protected securities 2.19%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	9,887	10,042
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,499	3,572
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	11,096	11,475
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	57,055	57,807
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	37,493	39,319
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	40,952	41,752
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	9,040	9,349
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,612	3,123
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	21,634	22,834
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	8,039	9,613
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	16,296	18,241
		227,127
Total U.S. Treasury bonds & notes		1,233,054
Corporate bonds & notes 8.04% Financials 1.91%
ACE INA Holdings Inc. 2.875% 2022	645	681
ACE INA Holdings Inc. 3.35% 2026	645	697
ACE INA Holdings Inc. 4.35% 2045	1,120	1,331
Allianz SE, 4.75% 2049	€2,800	3,503
American Campus Communities, Inc. 3.35% 2020	$145	151
American Campus Communities, Inc. 3.75% 2023	2,640	2,768
American Campus Communities, Inc. 4.125% 2024	18,200	19,399
Aviva PLC, subordinated 6.875% 2058	£2,250	3,609
AXA SA, junior subordinated 5.453% 2049	5,625	7,733
Banco de Crédito del Perú 5.375% 2020[3]	$125	140
Bank of America Corp. 3.875% 2025	7,030	7,555
Barclays Bank PLC 6.00% 2021	€1,400	1,821
Barclays Bank PLC 10.00% 2021	£3,700	6,391
Barclays Bank PLC 6.625% 2022	€725	992
Barclays Bank PLC 3.65% 2025	$2,150	2,128
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,888
BNP Paribas 5.00% 2021	2,050	2,323
CaixaBank, SA 5.00% 2023	€2,800	3,301
Citigroup Inc. 2.50% 2018	$890	908
Citigroup Inc. 3.70% 2026	6,000	6,380
American Funds Global Balanced Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties Trust 3.60% 2023	$240	$239
Credit Agricole SA 4.375% 2025[3]	2,150	2,202
Credit Suisse Group AG 3.00% 2021	3,450	3,554
Essex Portfolio L.P. 3.50% 2025	2,760	2,893
Essex Portfolio L.P. 3.375% 2026	1,545	1,601
Goldman Sachs Group, Inc. 2.55% 2019	670	687
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,129
Goldman Sachs Group, Inc. 5.25% 2021	900	1,022
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,346
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,644
Goldman Sachs Group, Inc. 3.75% 2026	1,000	1,060
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,244
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,175	14,234
HSBC Holdings PLC 4.125% 2020[3]	560	605
HSBC Holdings PLC 2.95% 2021	570	581
HSBC Holdings PLC 4.00% 2022	1,400	1,494
HSBC Holdings PLC 6.375% 2022	£50	69
HSBC Holdings PLC 3.375% 2024	€3,450	4,039
HSBC Holdings PLC 4.25% 2025	$825	851
HSBC Holdings PLC 3.90% 2026	5,040	5,232
HSBC Holdings PLC 4.30% 2026	4,670	5,016
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	1,960
JPMorgan Chase & Co. 2.55% 2021	11,921	12,218
JPMorgan Chase & Co. 3.25% 2022	1,850	1,955
Kimco Realty Corp. 3.40% 2022	355	374
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,505
Morgan Stanley 3.125% 2026	$3,175	3,215
Morgan Stanley 3.875% 2026	2,705	2,894
NN Group NV, 4.50% 2049	€2,050	2,329
Nordea Bank AB 3.125% 2017[3]	$2,000	2,026
PNC Financial Services Group, Inc. 2.854% 2022	2,000	2,061
Prologis, Inc. 3.375% 2024	€950	1,260
Prologis, Inc. 3.75% 2025	$915	994
Rabobank Nederland 3.875% 2023	€2,400	3,113
Rabobank Nederland 4.625% 2023	$1,750	1,881
Select Income REIT 4.50% 2025	635	631
WEA Finance LLC 2.70% 2019[3]	1,070	1,097
WEA Finance LLC 3.25% 2020[3]	2,405	2,510
WEA Finance LLC 3.75% 2024[3]	3,570	3,775
Wells Fargo & Co. 2.55% 2020	3,966	4,088
Wells Fargo & Co. 2.50% 2021	3,163	3,249
		198,576
Energy 1.63%
Chevron Corp. 1.961% 2020	5,175	5,304
ConocoPhillips 5.95% 2046	580	703
Ecopetrol SA 5.875% 2045	3,490	3,102
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,034
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,140
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,280
Halliburton Co. 3.80% 2025	4,210	4,355
Kinder Morgan Energy Partners, LP 3.50% 2021	850	869
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,349
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,889
American Funds Global Balanced Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 5.50% 2044	$4,175	$4,289
Kinder Morgan, Inc. 4.30% 2025	25,505	26,464
Kinder Morgan, Inc. 5.55% 2045	6,894	6,941
Pemex Project Funding Master Trust 5.75% 2018	700	735
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	26
Petróleos Mexicanos 3.50% 2018	2,130	2,168
Petróleos Mexicanos 8.00% 2019	2,410	2,716
Petróleos Mexicanos 4.875% 2022	3,500	3,605
Petróleos Mexicanos 6.875% 2026[3]	23,935	26,927
Petróleos Mexicanos 6.875% 2026	3,945	4,438
Petróleos Mexicanos 6.50% 2041	675	679
Petróleos Mexicanos 5.50% 2044	6,260	5,696
Petróleos Mexicanos 5.625% 2046	5,730	5,271
Phillips 66 Partners LP 4.68% 2045	220	211
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	124	101
Schlumberger BV 4.00% 2025[3]	3,080	3,358
Statoil ASA 3.125% 2017	1,460	1,491
Statoil ASA 1.95% 2018	505	513
Statoil ASA 3.25% 2024	4,100	4,407
Statoil ASA 3.70% 2024	1,475	1,605
StatoilHydro ASA 2.45% 2023	1,860	1,899
Total Capital International 2.875% 2022	2,350	2,468
TransCanada PipeLines Ltd. 6.50% 2018	125	137
TransCanada PipeLines Ltd. 7.125% 2019	125	140
Transocean Inc. 5.05% 2022	5,100	3,672
Transportadora de Gas Peru SA 4.25% 2028[3,6]	1,700	1,730
Tullow Oil PLC 6.00% 2020	4,240	3,498
Tullow Oil PLC 6.25% 2022	5,000	4,100
Williams Partners LP 5.25% 2020	150	158
Williams Partners LP 4.50% 2023	1,500	1,498
Williams Partners LP 4.30% 2024	2,600	2,570
Williams Partners LP 4.00% 2025	18,185	17,379
		168,915
Telecommunication services 1.27%
Altice Finco SA, First Lien, 7.75% 2022[3]	3,375	3,436
AT&T Inc. 2.45% 2020	1,930	1,979
AT&T Inc. 2.80% 2021	6,620	6,855
CenturyLink, Inc. 7.50% 2024	5,900	6,313
CenturyLink, Inc., Series T, 5.80% 2022	7,339	7,532
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,258
Deutsche Telekom International Finance BV 6.00% 2017	€750	862
France Télécom 5.625% 2018	500	617
France Télécom 9.00% 2031	$3,300	5,253
France Télécom 5.375% 2050	£2,000	4,120
Frontier Communications Corp. 7.625% 2024	$8,250	7,652
Frontier Communications Corp. 11.00% 2025	12,625	13,540
MetroPCS Wireless, Inc. 6.25% 2021	2,490	2,614
Numericable Group SA 6.00% 2022[3]	15,160	14,876
Sprint Nextel Corp. 9.125% 2017	7,505	7,758
Sprint Nextel Corp. 11.50% 2021	4,075	4,503
T-Mobile US, Inc. 6.00% 2024	4,250	4,546
T-Mobile US, Inc. 6.375% 2025	5,725	6,147
American Funds Global Balanced Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.50% 2026	$15,950	$17,334
Verizon Communications Inc. 4.272% 2036	13,587	14,260
		131,455
Health care 1.23%
AbbVie Inc. 2.50% 2020	7,400	7,604
AbbVie Inc. 3.60% 2025	4,135	4,395
AbbVie Inc. 4.50% 2035	535	583
Actavis Funding SCS 3.00% 2020	1,870	1,948
Actavis Funding SCS 3.80% 2025	13,185	14,042
Actavis Funding SCS 4.55% 2035	5,540	5,987
Actavis Funding SCS 4.75% 2045	4,205	4,681
Aetna Inc. 2.80% 2023	960	990
Aetna Inc. 3.20% 2026	5,915	6,079
Aetna Inc. 4.25% 2036	2,725	2,833
Aetna Inc. 4.375% 2046	3,235	3,367
Baxalta Inc. 4.00% 2025	3,185	3,396
Becton, Dickinson and Co. 2.675% 2019	5,000	5,190
Becton, Dickinson and Co. 3.734% 2024	2,550	2,780
Celgene Corp. 3.875% 2025	3,150	3,425
EMD Finance LLC 3.25% 2025[3]	16,847	17,534
Gilead Sciences, Inc. 3.65% 2026	1,135	1,240
Medtronic, Inc. 3.50% 2025	8,000	8,774
Novartis Securities Investment Ltd. 5.125% 2019	475	522
Roche Holdings, Inc. 3.35% 2024[3]	17,275	18,910
VPI Escrow Corp. 6.375% 2020[3]	6,935	6,294
VRX Escrow Corp. 6.125% 2025[3]	7,454	6,205
Zimmer Holdings, Inc. 4.25% 2035	380	400
		127,179
Materials 0.71%
ArcelorMittal 10.85% 2019	9,362	11,047
First Quantum Minerals Ltd. 6.75% 2020[3]	28,566	26,438
First Quantum Minerals Ltd. 7.25% 2022[3]	1,000	887
FMG Resources 9.75% 2022[3]	16,177	18,199
Vale Overseas Ltd. 6.875% 2036	3,055	2,956
Vale Overseas Ltd. 6.875% 2039	15,100	14,458
Vale SA 5.625% 2042	185	159
		74,144
Consumer discretionary 0.67%
BMW Group 3.875% 2017	€250	285
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	$10,050	10,628
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,934
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	7,275	7,323
Ford Motor Credit Co. 3.20% 2021	6,400	6,657
Hyundai Capital Services Inc. 2.625% 2020[3]	1,000	1,022
Li & Fung Ltd. 6.00% (undated)	10,000	10,475
McDonald’s Corp. 3.70% 2026	1,355	1,488
McDonald’s Corp. 4.70% 2035	590	686
McDonald’s Corp. 4.875% 2045	910	1,093
Newell Rubbermaid Inc. 3.85% 2023	3,065	3,281
Newell Rubbermaid Inc. 4.20% 2026	7,630	8,351
Newell Rubbermaid Inc. 5.50% 2046	1,005	1,252
American Funds Global Balanced Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 1.30% 2017	$2,450	$2,452
Thomson Reuters Corp. 4.30% 2023	1,950	2,149
Time Warner Inc. 4.75% 2021	1,300	1,466
Univision Communications Inc. 6.75% 2022[3]	6,435	6,902
		69,444
Utilities 0.31%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	4,800	4,932
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,580
Duke Energy Corp. 3.75% 2024	3,950	4,315
E.ON International Finance BV 5.80% 2018[3]	1,325	1,418
Electricité de France SA 6.00% 2114	£500	981
Exelon Corp. 3.40% 2026	$240	253
MidAmerican Energy Holdings Co. 2.00% 2018	2,550	2,593
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,569
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,897
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,088
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,538
PacifiCorp. 3.35% 2025	725	795
PSEG Power LLC 2.75% 2016	315	316
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,626
		31,901
Consumer staples 0.21%
Altria Group, Inc. 2.625% 2020	1,700	1,775
Altria Group, Inc. 4.75% 2021	3,300	3,789
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,388
Anheuser-Busch InBev NV 4.90% 2046	1,375	1,692
Philip Morris International Inc. 4.25% 2044	2,700	3,069
Reynolds American Inc. 4.00% 2022	1,325	1,456
Reynolds American Inc. 4.45% 2025	6,730	7,612
Reynolds American Inc. 5.70% 2035	95	120
Reynolds American Inc. 5.85% 2045	825	1,094
		21,995
Industrials 0.10%
Autoridad del Canal de Panama 4.95% 2035[3,6]	1,300	1,450
ENA Norte Trust 4.95% 2028[3,6]	995	1,050
GE Capital European Funding 5.375% 2020	€1,500	1,992
Lima Metro Line Finance Ltd. 5.875% 2034[3,6]	$2,938	3,221
Lockheed Martin Corp. 3.10% 2023	335	357
Lockheed Martin Corp. 3.55% 2026	555	611
Red de Carreteras de Occidente 9.00% 2028[6]	MXN18,470	1,017
Volvo Treasury AB 5.00% 2017	€300	349
		10,047
Total corporate bonds & notes		833,656
Mortgage-backed obligations 1.60%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	$5,430	5,748
Fannie Mae 6.00% 2037[6]	203	232
Fannie Mae 4.00% 2041[6]	224	240
Fannie Mae 4.00% 2041[6]	180	194
Fannie Mae 4.00% 2041[6]	151	162
American Funds Global Balanced Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[6]	$47	$50
Fannie Mae 4.00% 2046[6,7]	16,750	17,955
Freddie Mac 4.00% 2046[6,7]	36,700	39,285
Government National Mortgage Assn. 4.00% 2045[6]	5,958	6,364
Government National Mortgage Assn. 4.50% 2045[6]	14,047	15,053
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,6]	6,350	6,422
Korea Housing Finance Corp. 2.50% 2020[3,6]	3,600	3,692
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	DKr330,474	50,215
Nykredit Realkredit AS, Series 01E, 2.50% 2047[6]	38,861	5,914
Realkredit Danmark AS, Series 22S, 2.00% 2037[6]	99,486	15,076
		166,602
Asset-backed obligations 0.10%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.831% 2020[6,8]	$5,020	5,024
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	4,966	5,067
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[6]	475	475
		10,566
Total bonds, notes & other debt instruments (cost: $3,586,902,000)		3,697,634
Short-term securities 7.93%
Bank of Montreal 0.85% due 9/7/2016	20,000	20,008
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.42% due 8/1/2016	20,800	20,799
Canadian Imperial Bank of Commerce 0.54% due 8/1/2016	25,000	25,001
Fannie Mae 0.35% due 12/16/2016	41,100	41,026
Federal Home Loan Bank 0.32%–0.55% due 8/11/2016–9/15/2016	86,800	86,775
General Electric Co. 0.34% due 8/1/2016	15,000	15,000
GlaxoSmithKline Finance PLC 0.55% due 9/26/2016[3]	37,800	37,772
Gotham Funding Corp. 0.50% due 8/8/2016[3]	30,600	30,596
Mizuho Bank, Ltd. 0.61%–0.62% due 8/24/2016–9/22/2016[3]	178,400	178,281
Scotiabank Inc. 1.03% due 1/17/2017[3]	31,900	31,744
Sumitomo Mitsui Banking Corp. 0.60%–0.72% due 8/10/2016–10/18/2016[3]	65,800	65,700
Toronto-Dominion Holdings USA Inc. 0.68% due 10/19/2016[3]	46,000	45,925
Total Capital Canada Ltd. 0.63% due 8/25/2016[3]	43,900	43,888
Victory Receivables Corp. 0.52%–0.59% due 8/2/2016–9/16/2016[3]	149,800	149,731
Westpac Banking Corp. 0.75% due 11/16/2016[3]	29,900	29,825
Total short-term securities (cost: $822,096,000)		822,071
Total investment securities 100.03% (cost: $9,750,227,000)		10,374,188
Other assets less liabilities (0.03)%		(2,634)
Net assets 100.00%		$10,371,554
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Global Balanced Fund — Page 12 of 17

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $428,042,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 7/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	8/26/2016	Bank of America, N.A.	€16,873	$18,591	$294
Euros	8/29/2016	HSBC Bank	€7,854	$8,656	136
Euros	8/29/2016	UBS AG	€1,725	$1,928	3
Japanese yen	8/4/2016	JPMorgan Chase	¥1,417,385	$13,400	494
Japanese yen	8/5/2016	HSBC Bank	¥1,828,833	$17,322	605
Japanese yen	8/12/2016	JPMorgan Chase	¥679,286	$6,750	(90)
Japanese yen	8/15/2016	HSBC Bank	¥1,462,951	$13,827	519
Japanese yen	8/17/2016	UBS AG	¥1,697,364	$16,523	122
Japanese yen	8/18/2016	Citibank	¥1,032,361	$10,052	72
Japanese yen	8/24/2016	Citibank	¥5,068,391	$48,638	1,079
Japanese yen	8/24/2016	HSBC Bank	¥2,745,952	$26,356	580
Japanese yen	8/24/2016	Barclays Bank PLC	¥839,623	$8,056	180
Japanese yen	8/25/2016	Citibank	¥1,366,343	$12,912	492
Japanese yen	9/12/2016	Citibank	¥873,392	$8,500	74
Japanese yen	9/23/2016	UBS AG	¥2,462,106	$23,139	1,045
Norwegian kroner	8/22/2016	Bank of America, N.A.	NKr105,053	$12,342	110
Swedish kronor	8/8/2016	UBS AG	SKr51,601	$6,119	(85)
Swedish kronor	8/17/2016	Barclays Bank PLC	SKr51,991	$6,072	9
Swedish kronor	8/22/2016	Bank of America, N.A.	SKr52,507	$6,305	(161)
					$5,478
Sales:
British pounds	8/3/2016	JPMorgan Chase	$72,534	£49,000	$7,681
British pounds	8/8/2016	Citibank	$23,338	£17,000	837
British pounds	8/8/2016	Barclays Bank PLC	€13,265	£11,350	(187)
British pounds	8/18/2016	JPMorgan Chase	$13,890	£10,567	(99)
British pounds	8/19/2016	UBS AG	$19,596	£14,883	(108)
British pounds	8/25/2016	HSBC Bank	$13,406	£10,150	(33)
British pounds	8/25/2016	HSBC Bank	$18,094	£13,700	(45)
Euros	8/10/2016	Citibank	SKr97,772	€10,300	(88)
Euros	8/22/2016	HSBC Bank	¥2,557,591	€21,900	579
Euros	8/25/2016	HSBC Bank	NKr105,785	€11,300	(108)
Euros	8/26/2016	Citibank	SKr107,938	€11,400	(128)
Euros	8/29/2016	UBS AG	$13,419	€12,200	(238)
Indian rupees	8/16/2016	JPMorgan Chase	$12,361	INR831,600	(15)
Israeli shekels	8/22/2016	Bank of America, N.A.	$6,662	ILS25,700	(80)
Malaysian ringgits	8/16/2016	JPMorgan Chase	$7,075	MYR28,000	204
Malaysian ringgits	8/16/2016	Citibank	$2,708	MYR10,750	70
Malaysian ringgits	8/19/2016	UBS AG	$9,952	MYR39,500	261
Polish zloty	8/19/2016	Barclays Bank PLC	$14,818	PLN58,820	(268)
American Funds Global Balanced Fund — Page 13 of 17

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 7/31/2016 (000)
			Receive (000)	Deliver (000)
Polish zloty	8/19/2016	JPMorgan Chase	$30,768	PLN122,180	$(567)
South African rand	8/22/2016	JPMorgan Chase	$7,070	ZAR102,000	(241)
					$7,427
Forward currency contracts — net					$12,905
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $54,832,000, which represented .53% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $869,102,000, which represented 8.38% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,729,000, which represented .02% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Coupon rate may change periodically.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 14 of 17

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Global Balanced Fund — Page 15 of 17

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$954,241	$—	$—	$954,241
Health care	706,723	—	—	706,723
Energy	661,165	—	—	661,165
Financials	604,173	53,405	—	657,578
Utilities	516,494	1,427	—	517,921
Information technology	495,288	—	—	495,288
Telecommunication services	445,429	—	—	445,429
Industrials	364,746	—	—	364,746
Consumer discretionary	334,672	—	—	334,672
Materials	211,649	—	—	211,649
Miscellaneous	484,233	—	—	484,233
Convertible stocks	20,838	—	—	20,838
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,453,756	—	1,453,756
U.S. Treasury bonds & notes	—	1,233,054	—	1,233,054
Corporate bonds & notes	—	833,656	—	833,656
Mortgage-backed obligations	—	166,602	—	166,602
Asset-backed obligations	—	10,566	—	10,566
Short-term securities	—	822,071	—	822,071
Total	$5,799,651	$4,574,537	$—	$10,374,188

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$15,446	$—	$15,446
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,541)	—	(2,541)
Total	$—	$12,905	$—	$12,905
*	Forward currency contracts are not included in the investment portfolio.

American Funds Global Balanced Fund — Page 16 of 17

unaudited
Key to abbreviations and symbols
A$ = Australian dollars	¥ = Japanese yen
ADR = American Depositary Receipts	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
COP = Colombian pesos	NKr = Norwegian kroner
DKr = Danish kroner	PHP = Philippine pesos
€ = Euros	PLN = Polish zloty
GBP/£ = British pounds	RUB = Russian rubles
HKD = Hong Kong dollars	SKr = Swedish kronor
ILS = Israeli shekels	TBA = To be announced
INR = Indian rupees	ZAR = South African rand
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,110,704
Gross unrealized depreciation on investment securities	(492,956)
Net unrealized appreciation on investment securities	617,748
Cost of investment securities	9,756,440
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0916O-S54048	American Funds Global Balanced Fund — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: September 28, 2016

By _/s/ Kimberley Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: September 28, 2016